Exhibit 99.1 Schedule 1

Loan Level Exception - Disposition

Run Date - 4/17/2023 11:06:50 AM

AMC Loan ID	Customer Loan ID	Loan Id	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
200498490	XX	XX	XX	XX	XX	PA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Loss Mitigation Document Check - Modification is missing.	3	[3] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Truth in Lending Act (HOEPA): Ability to Repay not verified with reliable documentation.
[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 22.35663% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX003). Points and Fees of $XXon a Federal Total Loan Amount of $XX allowable total of $XXand $XX003) (an overage of $XXor 14.35663%).
[3] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Impermissible Reduced Doc Loan Type): Truth in Lending Act (HOEPA): Impermissible reduced doc loan type.
[3] State Compliance - (State High Cost) Pennsylvania Covered Loan (Points and Fees): Pennsylvania Consumer Equity Protection Act: Points and Fees on subject loan of 22.35663% is in excess of the allowable maximum of the greater of 8.00000% of the Total Loan Amount and $XX003). Points and Fees total $XXon a Total Loan Amount of $XXn allowable total of $XXand $XX003) (an overage of $XXor 14.35663%).
[3] State Compliance - (State High Cost Provision) Pennsylvania Covered Loan (Impermissible Reduced Doc Loan Type): Pennsylvania Covered Loan: Impermissible reduced doc loan type.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.30900% is underdisclosed from calculated APR of 10.83996% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Impermissible Reduced Doc Loan Type): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

State Compliance - (State High Cost) Pennsylvania Covered Loan (Points and Fees): No Assignee Liability.  Persons engaged in the purchase, sale, assignment, securitization or servicing of covered loans are not held liable for the action or inaction of loan originators.

State Compliance - (State High Cost Provision) Pennsylvania Covered Loan (Impermissible Reduced Doc Loan Type): No Assignee Liability.  Persons engaged in the purchase, sale, assignment, securitization or servicing of covered loans are not held liable for the action or inaction of loan originators.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
202093742	XX	XX		XX	XX	XX	IN	3/XX/2003	Primary	Purchase		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
202147713	XX	XX	XX	XX	XX	GA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.
[3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 6.31674% is in excess of the allowable maximum of the lesser of 8.00000% of the Total Loan Amount or $XX2005). Points and Fees total $XXotal Loan Amount of $XX vs. an allowable total of $XXor $XX2005) (an overage of $XX-1.68326%).  Non-Compliant High-Cost Loans.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

																									Note: Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA. Rating Agencies will not rate GA loans originated during this time period.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
202334055	XX	XX	XX	XX	XX	NC	6/XX/2001	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Ability to Repay not Verified): North Carolina High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 11.05026% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX allowable total of $XX(an overage of $XXor 6.05026%).  Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty amount exceeded.  Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXontains an impermissible prepayment penalty.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: NC Late charge 4% / 15 days	State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): A high cost home loan that violates any of the prohibitions is subject to penalties for usury (e.g., forfeiture of all interest, and return of twice the interest paid) and is considered an unfair or deceptive act or practice (subjecting the holder to treble damages). Damages may be sought under usury or UDAP, but not both.

State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
202390213	XX	XX	XX	XX	XX	IL	6/XX/2001	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Calculated APR/Rate): Illinois High Risk Home Loan Regulation: APR Threshold is exceeded by .13136%. APR of 11.42136% exceeds a threshold of 11.29000% based on the US Treasury for comparable maturities of 5.29000% plus jurisdiction allowable margin of 6.00000%. Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): Illinois High Risk Loan:  Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): Illinois High Risk Home Loan: Borrower not notified of right to participate in Mortgage Awareness Program ("MAP").
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Prepayment Penalty Exceeds Thresholds): Illinois High Risk Home Loan:  Prepayment penalty exceeds allowable thresholds.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Prepayment Penalty Term Exceeds Thresholds): Illinois High Risk Home Loan:  Prepayment penalty term exceeds 36 months.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (No Tangible Net Benefit): Unable to test due to missing tangible net benefit information.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 2 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (State High Cost) Illinois High Risk Home Loan (Calculated APR/Rate): Assignee Liability: Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief.

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): """Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. """

State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): "Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. "

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Prepayment Penalty Exceeds Thresholds): "AssigneeLiability Yes. Any natural or artificial person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan. These claims and defenses include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act. Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. An assignee will not be liable if it demonstrates by a preponderance of the evidence that it: (a) has in place, at the time of the purchase, assignment, or transfer of the loans, policies that expressly prohibit its purchase, acceptance of assignment or holding of any high risk home loans; (b) requires by contract that a seller, assignor, or transferor of high risk home loans to the purchaser, assignee or transferee that either: (i) the seller, assignor, or transferor will not sell, assign, or transfer any high risk home loans to the assignee; or (ii) the seller, assignor, or transferor is a beneficiary of a representation and warranty from a previous seller, assignor, or transferor to that effect; and (c) exercises reasonable due diligence at the time of the purchase, assignment, or transfer of high risk home loans, or within a reasonable period of time after the purchase, assignment, or transfer of such home loans, which is intended by the purchaser, assignee, or transferee, to prevent the purchaser, assignee, or transferee from purchasing or taking assignment or otherwise holding any high risk home loans. This reasonable due diligence requirement may be met by sampling and need not require loan-by-loan review. 815 § 137/135(d)(1)

 Capped Yes. A borrower’s recovery against a purchaser, assignee, or transferee of a high risk home loan is limited to the amount required to reduce or extinguish the borrower’s liability under the high cost home loan plus the amount required to recover costs, including reasonable attorney fees. Further a borrower may only assert claims against an assignee in an individual capacity (i.e., no class actions). Subject to these limitations, a borrower may assert an action against an assignee as follows: (a) within 5 years of the closing date of the closing date of a high risk home loan, if the claim asserts a violation of the Act in connection with the loan as an original action; and (b) at any time during the term of a high risk home loan, after an action to collect on the home loan or to foreclose on the collateral securing the home loan has been initiated, or the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default, any defense, claim, counterclaim or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan. 815 § 137/135(d)(2)"

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Prepayment Penalty Term Exceeds Thresholds): "AssigneeLiability Yes. Any natural or artificial person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan. These claims and defenses include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act. Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. An assignee will not be liable if it demonstrates by a preponderance of the evidence that it: (a) has in place, at the time of the purchase, assignment, or transfer of the loans, policies that expressly prohibit its purchase, acceptance of assignment or holding of any high risk home loans; (b) requires by contract that a seller, assignor, or transferor of high risk home loans to the purchaser, assignee or transferee that either: (i) the seller, assignor, or transferor will not sell, assign, or transfer any high risk home loans to the assignee; or (ii) the seller, assignor, or transferor is a beneficiary of a representation and warranty from a previous seller, assignor, or transferor to that effect; and (c) exercises reasonable due diligence at the time of the purchase, assignment, or transfer of high risk home loans, or within a reasonable period of time after the purchase, assignment, or transfer of such home loans, which is intended by the purchaser, assignee, or transferee, to prevent the purchaser, assignee, or transferee from purchasing or taking assignment or otherwise holding any high risk home loans. This reasonable due diligence requirement may be met by sampling and need not require loan-by-loan review. 815 § 137/135(d)(1)

 Capped Yes. A borrower’s recovery against a purchaser, assignee, or transferee of a high risk home loan is limited to the amount required to reduce or extinguish the borrower’s liability under the high cost home loan plus the amount required to recover costs, including reasonable attorney fees. Further a borrower may only assert claims against an assignee in an individual capacity (i.e., no class actions). Subject to these limitations, a borrower may assert an action against an assignee as follows: (a) within 5 years of the closing date of the closing date of a high risk home loan, if the claim asserts a violation of the Act in connection with the loan as an original action; and (b) at any time during the term of a high risk home loan, after an action to collect on the home loan or to foreclose on the collateral securing the home loan has been initiated, or the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default, any defense, claim, counterclaim or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan. 815 § 137/135(d)(2)"

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (No Tangible Net Benefit): "AssigneeLiability Yes. Any natural or artificial person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan. These claims and defenses include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act. Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. An assignee will not be liable if it demonstrates by a preponderance of the evidence that it: (a) has in place, at the time of the purchase, assignment, or transfer of the loans, policies that expressly prohibit its purchase, acceptance of assignment or holding of any high risk home loans; (b) requires by contract that a seller, assignor, or transferor of high risk home loans to the purchaser, assignee or transferee that either: (i) the seller, assignor, or transferor will not sell, assign, or transfer any high risk home loans to the assignee; or (ii) the seller, assignor, or transferor is a beneficiary of a representation and warranty from a previous seller, assignor, or transferor to that effect; and (c) exercises reasonable due diligence at the time of the purchase, assignment, or transfer of high risk home loans, or within a reasonable period of time after the purchase, assignment, or transfer of such home loans, which is intended by the purchaser, assignee, or transferee, to prevent the purchaser, assignee, or transferee from purchasing or taking assignment or otherwise holding any high risk home loans. This reasonable due diligence requirement may be met by sampling and need not require loan-by-loan review. 815 § 137/135(d)(1)

 Capped Yes. A borrower’s recovery against a purchaser, assignee, or transferee of a high risk home loan is limited to the amount required to reduce or extinguish the borrower’s liability under the high cost home loan plus the amount required to recover costs, including reasonable attorney fees. Further a borrower may only assert claims against an assignee in an individual capacity (i.e., no class actions). Subject to these limitations, a borrower may assert an action against an assignee as follows: (a) within 5 years of the closing date of the closing date of a high risk home loan, if the claim asserts a violation of the Act in connection with the loan as an original action; and (b) at any time during the term of a high risk home loan, after an action to collect on the home loan or to foreclose on the collateral securing the home loan has been initiated, or the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default, any defense, claim, counterclaim or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan. 815 § 137/135(d)(2)"

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
202524378	XX	XX		XX	XX	XX	MA	9/XX/1998	Primary	Purchase		1									1							-						A	A	A	A	A						A	A	A	A	A
202795012	XX	XX	XX	XX	XX	AR	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [3] Closing / Title - Title: Evidence of title is missing	3	[3] State Compliance - (State High Cost Provision) Arkansas High-Cost Loan (Ability to Repay not Verified): Arkansas High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Provision) Arkansas High-Cost Loan (Certification of Counseling): Arkansas High-Cost Loan: No evidence of certification from a HUD-approved third party counselor that borrower has received counseling on the advisability of the loan transaction.
[3] State Compliance - (State High Cost) Arkansas High-Cost Loan (Points and Fees): Arkansas Home Loan Protection Act: Points and Fees on subject loan of 9.14406% is in excess of the allowable maximum of  6.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of XX vs. an allowable total of $XX(an overage of $XX 3.14406%).  Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost Provision) Arkansas High-Cost Loan (Impermissible Reduced Doc Loan Type): Unable to test due to missing Document Type.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (State High Cost Provision) Arkansas High-Cost Loan (Ability to Repay not Verified): Assignee Liability: Purchasers and assignees subject to all affirmative claims and any defenses that the borrower could assert against the original creditor or broker. If the assignee or purchaser did not “personally participate in the making or approving” of the high cost home loan, liability is limited to the amount of all remaining indebtedness and the total amount paid by the borrower in connection with the transaction. If the assignee or purchaser did "personally participate in the making or approving", liability may be unlimited, and penalties may include: (i) rescission; (ii) the loan being voided for intentional violations of the Act; (iii) actual damages; (iv) statutory damages equal to 25% of the finance charges, plus 10% of the amount financed; (v) punitive damages for malicious or reckless violations; (vi) costs and attorneys’ fees; and (vii) injunctive, declaratory or other equitable relief. The right of rescission granted under HOEPA will be available to a borrower by way of recoupment against and party foreclosing on a high cost home loan.

State Compliance - (State High Cost Provision) Arkansas High-Cost Loan (Certification of Counseling): Assignee Liability:  Purchasers and assignees subject to all affirmative claims and any defenses that the borrower could assert against the original creditor or broker. If the assignee or purchaser did not “personally participate in the making or approving” of the high cost home loan, liability is limited to the amount of all remaining indebtedness and the total amount paid by the borrower in connection with the transaction.  If the assignee or purchaser did "personally participate in the making or approving", liability may be unlimited, and penalties may include: (i) rescission; (ii) the loan being voided for intentional violations of the Act; (iii) actual damages; (iv) statutory damages equal to 25% of the finance charges, plus 10% of the amount financed; (v) punitive damages for malicious or reckless violations; (vi) costs and attorneys’ fees; and (vii) injunctive, declaratory or other equitable relief. The right of rescission granted under HOEPA will be available to a borrower by way of recoupment against and party foreclosing on a high cost home loan.

State Compliance - (State High Cost) Arkansas High-Cost Loan (Points and Fees): Assignee liability but safe harbor if ‘reasonable due diligence’ is performed (which is not defined).  Assignees are also only liable if they participated in the making or approval of the loan.  Otherwise, liability is limited.  SOL 2 years from date of violation or at any time as a defense to foreclosure.  Intentional violation renders loan void.  Other violations may result in statutory damages equal to 25% of finance charges plus 10% of amount financed, actual damages, punitive damages for “reckless violations,” and equitable, declaratory or injunctive relief in enforcing compliance, plus costs and reasonable attorney’s fees. Rescission is available throughout term of loan as a defense to an action to collect the debt.

State Compliance - (State High Cost Provision) Arkansas High-Cost Loan (Impermissible Reduced Doc Loan Type): Assignee Liability:  Purchasers and assignees subject to all affirmative claims and any defenses that the borrower could assert against the original creditor or broker. If the assignee or purchaser did not “personally participate in the making or approving” of the high cost home loan, liability is limited to the amount of all remaining indebtedness and the total amount paid by the borrower in connection with the transaction.  If the assignee or purchaser did "personally participate in the making or approving", liability may be unlimited, and penalties may include: (i) rescission; (ii) the loan being voided for intentional violations of the Act; (iii) actual damages; (iv) statutory damages equal to 25% of the finance charges, plus 10% of the amount financed; (v) punitive damages for malicious or reckless violations; (vi) costs and attorneys’ fees; and (vii) injunctive, declaratory or other equitable relief. The right of rescission granted under HOEPA will be available to a borrower by way of recoupment against and party foreclosing on a high cost home loan.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
202795103	XX	XX	XX	XX	XX	MI	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Prepayment Penalty): Unable to test prepayment penalty due to missing information.
[3] Anti-Predatory Violation - Federal HOEPA Ability to Repay Reliable Documentation: Truth in Lending Act (HOEPA): Borrower’s ability to repay not verified with reliable documentation.
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 8.04581% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX001). Points and Fees of $XXon a Federal Total Loan Amount of $XXn allowable total of $XXand $XX001) (an overage of $XX.04581%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Prepayment Penalty): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
202802630	XX	XX	XX	XX	XX	XX	MD	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Income Documentation - Income Docs Missing: [3] Insurance Documentation - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Asset Documentation - Missing Document: Asset Documentation not provided [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Mortgage Loan Payoff Statement not provided	No income documentation provided Aus is not required for this loan review. Payoff Statement missing from file.	REVIEWER - GENERAL COMMENT (2018-03-13): 3-10-2018: Response received - Missing documentation unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - GENERAL COMMENT (2018-03-13): 3-10-2018: Response received - Missing documentation unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - GENERAL COMMENT (2018-03-13): 3-10-2018: Response received - Missing documentation unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - GENERAL COMMENT (2018-03-13): 3-10-2018: Response received - Missing documentation unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - GENERAL COMMENT (2018-03-13): 3-10-2018: Response received - Missing documentation unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear	1	3	[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 9.04193% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX001). Points and Fees of $XXon a Federal Total Loan Amount of $XX allowable total of $XXand $XX001) (an overage of $XX 1.04193%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.17200% is underdisclosed from calculated APR of 10.33710% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Documentation was not found in file.
Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Confirmed missing from file
Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Verified fees did not match.
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: no cure validation
Federal Compliance - Final TIL Finance Charge Under Disclosed: Verified to be accurate.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018-04-03): 4-3-2018: Client response received - Missing docs unable to clear	Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
203180846	XX	XX	XX	XX	XX	XX	NJ	3/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Prepayment Penalty): Unable to test prepayment penalty due to missing information.
[3] Anti-Predatory Violation - Federal HOEPA Ability to Repay Reliable Documentation: Truth in Lending Act (HOEPA): Borrower’s ability to repay not verified with reliable documentation.
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 19.25795% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX000). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX000) (an overage of $XXor 11.25795%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2000.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.11200% is underdisclosed from calculated APR of 13.06611% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Prepayment Penalty): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203335057	XX	XX	XX	XX	XX	NY	8/XX/2003	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): New York High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): New York High-Cost Loan: Counseling Disclosure not provided to borrower.
[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Demand Feature): New York High-Cost Home Loan: Mortgage loan contains an impermissible demand feature.
[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): New York High-Cost Loan: Lender financed points and fees in excess of 3% of the total loan amount.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.
[3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.38106% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XXn allowable total of $XX(an overage of $XX .38106%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXerdisclosed from calculated Finance Charge of $XX2 in the amount of $XX2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): Assignee Liability: Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Provision) New York High-Cost Loan (Demand Feature): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203463965	XX	XX		XX	XX	XX	GA	4/XX/2018	Primary	Refinance Rate/Term	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXexceeds tolerance of $XXus 10% or $XXInsufficient or no cure was provided to the borrower. (0) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXceeds tolerance of $XXInsufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: ($17.78) violation due to increase in (Title fees). Please provide a Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as ($188) on (LE dated 11/XX/2017), but disclosed as ($201.00) on Final Closing Disclosure. Please provide a Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	REVIEWER - CURED COMMENT (2018-05-15): Cured with lender credit at closing REVIEWER - CURED COMMENT (2018-05-15): cured with lender credit at closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
203463967	XX	XX		XX	XX	XX	NJ	4/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
203500006	XX	XX	XX	XX	XX	NY	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): New York High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): New York High-Cost Loan: Counseling Disclosure not provided to borrower.
[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): New York High-Cost Loan: Lender financed points and fees in excess of 5% of the total loan amount.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.
[3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York High Cost Home Loan Regulations: Points and Fees on subject loan of 5.30681% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX allowable total of $XX(an overage of $XX .30681%).  Non-Compliant High Cost Loan.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Determination of compliant vs. non-compliant high cost loan inconclusive.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - New York Late Charge Percent Testing: Note late charge of 5% exceeds state (NY) maximum allowable of 2%.
State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP expired. NY State law says that any prepayment penalty allowed on loans with interest rates over 6% can only be for the first 12 months. Subject lien has prepayment penalty for 60 months and interest rate is 8.99%.	State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): "N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act."

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203500012	XX	XX	XX	XX	XX	NC	11/XX/2001	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Ability to Repay not Verified): North Carolina High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Balloon Feature): North Carolina High-Cost Loan: Mortgage loan contains a balloon payment.
[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.47314% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX allowable total of $XX(an overage of $XX .47314%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.	State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): A high cost home loan that violates any of the prohibitions is subject to penalties for usury (e.g., forfeiture of all interest, and return of twice the interest paid) and is considered an unfair or deceptive act or practice (subjecting the holder to treble damages). Damages may be sought under usury or UDAP, but not both.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203549654	XX	XX	XX	XX	XX	TX	10/XX/2002	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.26732% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX0 vs. an allowable total of $XX(an overage of $XX 0.26732%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX3 is underdisclosed from calculated Finance Charge of $XX4 in the amount of $XX2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): This document was signed 10/XX/02, although the note was signed 10/XX/2002
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			State - NC						C	C	C	C	C						C	C	C	C	C
203549658	XX	XX	XX	XX	XX	TX	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.19312% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX0 vs. an allowable total of $XX(an overage of $XXor 1.19312%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC						C	C	C	C	C						C	C	C	C	C
203549820	XX	XX	XX	XX	XX	TX	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.95424% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XXallowable total of $XX(an overage of $XXor 3.95424%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC						C	C	C	C	C						C	C	C	C	C
203643506	XX	XX	XX	XX	XX	NY	6/XX/2005	Primary	Purchase	3	3	[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): New York High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): New York High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): New York High-Cost Loan: Counseling Disclosure not provided to borrower.
[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): New York High-Cost Loan: Lender financed points and fees in excess of 3% of the total loan amount.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.
[3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 7.04504% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX allowable total of $XX(an overage of $XXor 2.04504%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): "N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act."

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203643689	XX	XX	XX	XX	XX	IL	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Current Note Holder was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Consumer Caution Notice Not Provided): Illinois High Risk Home Loan:  Borrower not provided with Consumer Caution Notice.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Loan Amount Exceeds Value of Property): Unable to run Property value test due to missing information.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Late Charge): Illinois High Risk Home Loan:  Late charge grace period is less than fifteen (15) days.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): Illinois High Risk Loan:  Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): Illinois High Risk Home Loan: Borrower not notified of right to participate in Mortgage Awareness Program ("MAP").
[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Act: Points and Fees on subject loan of 5.07902% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XX004). Points and Fees total $XXon a Total Loan Amount of $XX2 vs. an allowable total of $XXand $XX004) (an overage of $XX.07902%).  Non-Compliant High Cost Loan.
[2] City / Local Compliance - (City High Cost Provision) Chicago Predatory Loan (Ability to Repay not Verified): City of Chicago Predatory Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] City / Local Compliance - (City High Cost) Chicago Threshold Loan (Points and Fees): City of Chicago Anti-Predatory Lending Ordinance: Points and Fees on subject loan of 5.07902% is in excess of the allowable maximum of  5.00000% of the City Total Loan Amount. Points and Fees total $XXon a City Total Loan Amount of $XX2 vs. an allowable total of $XX(an overage of $XX.07902%).  Non-Compliant High Cost Loan.
[2] County Compliance - (County High Cost Provision) Cook County Predatory Loan (Ability to Repay not Verified): Cook County Predatory Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] County Compliance - (County High Cost) Cook County Threshold Loan (Points and Fees): Cook County Predatory Lending Ordinance: Points and Fees on subject loan of 5.07902% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $XXon a County Total Loan Amount of $XX allowable total of $XX(an overage of $XX.07902%).  Non-Compliant High Cost Loan.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: Appraisal not provided	State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Consumer Caution Notice Not Provided): "Assignee Liability: Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. "

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Loan Amount Exceeds Value of Property): "Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. "

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Late Charge): "Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. "

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): """Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. """

State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): "Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. "

State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Purchasers or assignees of a high risk home loan will be subject to all affirmative claims and defenses  At any point during the term of the loan, a violation can be used as a defense to collect or accelerate the debt, foreclose, or after the loan is in default 60 days.

City / Local Compliance - (City High Cost Provision) Chicago Predatory Loan (Ability to Repay not Verified): Assignee liability is unclear.  The Chicago Ordinance does not expressly contain any assignee liability provisions and presumably, assignees loans face no exposure to civil liability.

City / Local Compliance - (City High Cost) Chicago Threshold Loan (Points and Fees): Assignee liability is unclear.  The Chicago Ordinance does not expressly contain any assignee liability provisions and presumably, assignees loans face no exposure to civil liability.

County Compliance - (County High Cost Provision) Cook County Predatory Loan (Ability to Repay not Verified): Although assignees of predatory loans do not face exposure to civil liability, lenders that make predatory loans may not be awards contracts with the County of Cook.

County Compliance - (County High Cost) Cook County Threshold Loan (Points and Fees): Although assignees of predatory loans do not face exposure to civil liability, lenders that make predatory loans may not be awards contracts with the County of Cook.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost (UAL State)						C	C	C	C	C						C	C	C	C	C
203643817	XX	XX	XX	XX	XX	NC	10/XX/2002	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	Missing both Preliminary and Final	3	[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Ability to Repay not Verified): North Carolina High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.38030% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX allowable total of $XX(an overage of $XX .38030%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): A high cost home loan that violates any of the prohibitions is subject to penalties for usury (e.g., forfeiture of all interest, and return of twice the interest paid) and is considered an unfair or deceptive act or practice (subjecting the holder to treble damages). Damages may be sought under usury or UDAP, but not both.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203668363	XX	XX	XX	XX	XX	XX	IL	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Calculated APR/Rate): Illinois High Risk Home Loan Regulation: APR Threshold is exceeded by 1.53485%. APR of 12.62485% exceeds a threshold of 11.09000% based on the US Treasury for comparable maturities of 5.09000% plus jurisdiction allowable margin of 6.00000%. Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): Illinois High Risk Loan:  Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): Illinois High Risk Home Loan: Borrower not notified of right to participate in Mortgage Awareness Program ("MAP").
[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Regulation: Points and Fees on subject loan of 6.18313% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XX002). Points and Fees total $XXon a Total Loan Amount of $XX allowable total of $XXand $XX002) (an overage of $XX 1.18313%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX0 is underdisclosed from calculated Finance Charge of $XX6 in the amount of $XX2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	State Compliance - (State High Cost) Illinois High Risk Home Loan (Calculated APR/Rate): Assignee Liability: Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief.

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): """Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. """

State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): "Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. "

State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Purchasers or assignees of a high risk home loan will be subject to all affirmative claims and defenses  At any point during the term of the loan, a violation can be used as a defense to collect or accelerate the debt, foreclose, or after the loan is in default 60 days.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203939678	XX	XX	XX	XX	XX	GA	2/XX/2004	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.
[3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 5.78430% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XX(an overage of $XX .78430%).  Non-Compliant High-Cost Loans.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note:  Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203939692	XX	XX	XX	XX	XX	GA	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.
[3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 5.01286% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XX(an overage of $XX.01286%).  Non-Compliant High-Cost Loans.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX2 is underdisclosed from calculated Finance Charge of $XX9 in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Verified per Itemization of amount financed in file, the attorney fees in the amount of $400.00 was not included in the prepaid finance charges.	State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note:  Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203939703	XX	XX	XX	XX	XX	GA	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	[3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Ability to Repay not Verified): Georgia High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.
[3] State Compliance - (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Georgia High-Cost Loan:  Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.
[3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 5.57368% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XX(an overage of $XX .57368%).  Non-Compliant High-Cost Loans.
[3] Federal Compliance - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Determination of compliant vs. non-compliant high cost loan inconclusive.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note:  Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203939738	XX	XX	XX	XX	XX	IL	1/XX/2003	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Calculated APR/Rate): Illinois High Risk Home Loan Regulation: APR Threshold is exceeded by .03110%. APR of 11.05110% exceeds a threshold of 11.02000% based on the US Treasury for comparable maturities of 5.02000% plus jurisdiction allowable margin of 6.00000%. Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): Illinois High Risk Loan:  Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): Illinois High Risk Home Loan: Borrower not notified of right to participate in Mortgage Awareness Program ("MAP").
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX2 is underdisclosed from calculated Finance Charge of $XX3 in the amount of $XX2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: 10% late charge percentage exceeds 5% maximum for state of Illinois.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under disclosure due to missing Itemization of Amount Financed.	State Compliance - (State High Cost) Illinois High Risk Home Loan (Calculated APR/Rate): Assignee Liability: Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief.

State Compliance - (State High Cost Provision) Illinois High Risk Home Loan (Ability to Repay not Verified): """Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. """

State Compliance - (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness Program ("MAP") Not Provided): "Assignee Liability:  Any person who purchases or otherwise is assigned or subsequently holds a high risk home loan will be subject to all affirmative claims and defenses with respect to the loan that the borrower could assert against the lender or broker of the loan which include: (a) the inability to enforce any loan provision which violates the Act; and (b) liability under the IL Consumer Fraud and Deceptive Business Practices Act (CFDBA).
Under the CFDBPA, violators may be subject to: (a) actual damages; (b) civil money penalties of $50,000 or more; (c) suspension or revocation of applicable licenses; (d) a private right of action; and (e) injunctive, declaratory and other equitable relief. "

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
203939776	XX	XX	XX	XX	XX	NY	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): New York High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): New York High-Cost Loan: Counseling Disclosure not provided to borrower.
[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): New York High-Cost Loan: Lender financed points and fees in excess of 5% of the total loan amount.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.
[3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York High Cost Home Loan Regulations: Points and Fees on subject loan of 7.37560% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 2.37560%).  Non-Compliant High Cost Loan.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Determination of compliant vs. non-compliant high cost loan inconclusive.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): "N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act."

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
205006546	XX	XX	XX	XX	XX	XX	GA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.
[3] State Compliance - (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Georgia High-Cost Loan:  Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.
[3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 5.07887% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX7 vs. an allowable total of $XX(an overage of $XX .07887%).  Non-Compliant High-Cost Loans.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note:  Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			HC - High Cost						C	C	C	C	C						C	C	C	C	C
205006621	XX	XX	XX	XX	XX	XX	NY	7/XX/2005	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
																						[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% max per State (NY)		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
205006729	XX	XX	XX	XX	XX	XX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): California Covered Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.
[3] State Compliance - (State High Cost Provision) California Covered Loan (Prepayment Penalty Exceeds Thresholds): California Covered Loan: Prepayment penalty is greater than six (6) months interest on the amount prepaid in any twelve (12) month period in excess of 20% of the loan amount.
[3] State Compliance - (State High Cost) California Covered Loan (Points and Fees): California Anti-Predatory Lending Statute: Points and Fees on subject loan of 6.25631% is in excess of the allowable maximum of  6.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX6 vs. an allowable total of $XX(an overage of $XX .25631%).  Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost Disclosure) California Covered Loan (Prepayment Penalty Disclosure): California Covered Loan: Lender did not disclose the terms of the prepayment penalty, rates, points and fees available to borrower for accepting a loan with a prepayment penalty.
[3] State Compliance - (State High Cost Provision) California Covered Loan (Borrower Not Offered Product Without PPP): California Covered Loan: Borrower not offered a similar product without a prepayment penalty.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.38575% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXon a Original Loan Amount of $XX0 vs. an allowable total of $XX(an overage of $XX .38575%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	State Compliance - (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): There is probably no assignee liability. California law does not impose liability on an assignee that is a “holder in due course”, a term that is not defined in the statute, or on persons chartered by Congress to engage in secondary mortgage market transactions

State Compliance - (State High Cost Provision) California Covered Loan (Prepayment Penalty Exceeds Thresholds): There is probably no assignee liability.  California law does not impose liability on an assignee that is a “holder in due course”, a term that is not defined in the statute, or on persons chartered by Congress to engage in secondary mortgage market transactions

State Compliance - (State High Cost) California Covered Loan (Points and Fees): The provisions of this division shall not impose liability on an assignee that is a holder in due course. A person who fails to comply with the provisions of this division is civilly liable to the consumer in an amount equal to any actual damages suffered by the consumer, plus attorneys fees and costs. For a willful and knowing violation of this division, the person shall be liable to the consumer in the amount of fifteen thousand dollars ($15,000) or the consumers actual damages, whichever is greater, plus attorneys fees and costs. A court may also award punitive damages if it finds they are warranted. In addition, any person who willfully and knowingly violates any provision of this division shall be liable for a civil penalty of not more than twenty-five thousand dollars ($25,000) for each violation which shall be assessed and recovered in a civil action brought in the name of the people of the State of California by the licensing agency in any court of competent jurisdiction. The agency that brings the suit may also be entitled to recover costs.

State Compliance - (State High Cost Disclosure) California Covered Loan (Prepayment Penalty Disclosure): There is probably no assignee liability.  California law does not impose liability on an assignee that is a “holder in due course”, a term that is not defined in the statute, or on persons chartered by Congress to engage in secondary mortgage market transactions

State Compliance - (State High Cost Provision) California Covered Loan (Borrower Not Offered Product Without PPP): There is probably no assignee liability.  California law does not impose liability on an assignee that is a “holder in due course”, a term that is not defined in the statute, or on persons chartered by Congress to engage in secondary mortgage market transactions

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			HC - High Cost						C	C	C	C	C						C	C	C	C	C
205006852	XX	XX	XX	XX	XX	XX	NC	7/XX/2005	Primary	Purchase	3	3	[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Calculated APR/Rate): North Carolina Anti-Predatory Lending Law: APR Threshold is exceeded by .18954%. APR of 12.67954% exceeds a threshold of 12.49000% based on the US Treasury for comparable maturities of 4.49000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	State Compliance - (State High Cost) North Carolina High-Cost Loan (Calculated APR/Rate): Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
205006938	XX	XX	XX	XX	XX	XX	TX	7/XX/2005	Primary	Refinance Rate/Term	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
																						[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.90125% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXon a Original Loan Amount of $XX vs. an allowable total of $XX(an overage of $XX .90125%).	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Verified		State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			State - NC						C	C	C	C	C						C	C	C	C	C
205006972	XX	XX	XX	XX	XX	XX	TX	3/XX/2003	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Truth in Lending Act (HOEPA): File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment.
[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .03273%. APR of 12.90273% exceeds a threshold of 12.87000% based on the US Treasury for comparable maturities of 4.87000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] State Compliance - (State High Cost) Texas High-Cost Loan (Calculated APR/Rate): Texas Anti-Predatory Lending Statute: APR Threshold is exceeded by .03273%. APR of 12.90273% exceeds a threshold of 12.87000% based on the US Treasury for comparable maturities of 4.87000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.88534% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 3.88534%.)
[3] State Compliance - (State High Cost Provision) Texas High-Cost Loan (Ability to Repay not Verified): Texas High-Cost Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.92969% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXon a Original Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 1.92969%).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 5 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX6 is underdisclosed from calculated Finance Charge of $XX6 in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The lender did not include the escrow fee ($400.00) in the finance charge calculation.	Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

State Compliance - (State High Cost) Texas High-Cost Loan (Calculated APR/Rate): It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	HC - High Cost						D	D	D	D	D						D	D	D	D	D
205959808	XX	XX	XX	XX	XX	TX	5/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX2 is underdisclosed from calculated Finance Charge of $XX8 in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC						C	C	C	C	C						C	C	C	C	C
206153271	XX	XX	XX	XX	XX	XX	NY	6/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (ATR - FIR Not Used on ARM Loan): Truth in Lending Act (HOEPA): Fully-indexed rate not used to determine ability to repay on ARM loan.
[3] Anti-Predatory Violation - Federal HOEPA Ability to Repay Reliable Documentation: Truth in Lending Act (HOEPA): Borrower’s ability to repay not verified with reliable documentation.
[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .23049%. APR of 12.71049% exceeds a threshold of 12.48000% based on the US Treasury for comparable maturities of 4.48000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): New York High-Cost Loan:  Borrower’s ability to repay not verified with reliable documentation.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): New York High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): New York High-Cost Loan: Counseling Disclosure not provided to borrower.
[3] State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): New York High-Cost Loan: Lender financed points and fees in excess of 3% of the total loan amount.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.
[3] State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.
[3] State Compliance - New York High-cost Tangible Net Benefit Test: New York High-Cost Loan: Unable to determine if existing loan was refinanced into high-cost loan with no tangible net benefit to the borrower due to missing prior loan information.
[3] State Compliance - (State High Cost) New York High-Cost Loan (Calculated APR/Rate): New York Anti-Predatory Lending Statute: Rate Threshold is exceeded by 0.23049%. Rate of 12.71049% exceeds a threshold of 12.48000% based on the US Treasury for comparable maturities of 4.4800% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.	Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (ATR - FIR Not Used on ARM Loan): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

State Compliance - (State High Cost Provision) New York High-Cost Loan (Ability to Repay not Verified): "N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act."

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds Threshold): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage): N.Y. BNK. LAW § 6-l:
Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Part 41 of the General Regulations:
There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.

State Compliance - (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

State Compliance - (State High Cost) New York High-Cost Loan (Calculated APR/Rate): Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor.
These include (i) forfeiture of interest and costs; (ii) rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $5,000 per violation or twice the amount of points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			HC - High Cost						C	C	C	C	C						C	C	C	C	C
206238092	XX	XX	XX	XX	XX	XX	TX	6/XX/2004	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX0 is underdisclosed from calculated Finance Charge of $XX3 in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under disclosure due to missing Itemization of Amount Financed.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC						C	C	C	C	D						C	C	C	C	D
206283761	XX	XX	XX	XX	XX	OH	7/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Anti-Predatory Violation - Federal HOEPA Ability to Repay Reliable Documentation: Truth in Lending Act (HOEPA): Borrower’s ability to repay not verified with reliable documentation.
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
[3] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 8.13427% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX998). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX998) (an overage of $XX.13427%).  Non-Compliant High Cost Loan.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1998.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor's net worth in the case of a class action, as well as actual damages court costs and attorneys' fees.

Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.  Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
207285330	XX	XX	XX	XX	XX	XX	TX	10/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.48817% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 3.48817%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): PPP Expired. Prepayment charge not allowed per state (TX) - prepayment charge not permitted on home equity loans - note states 6 months interest at 20% allowance. Lender isXX	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																									State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			State - NC						C	C	C	C	C						C	C	C	C	C
207604477	XX	XX	XX	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 12.03995% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX002). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX002) (an overage of $XXor 4.03995%). Non-Compliant High Cost Loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 12.75623% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 9.75623%.)
[3] State Compliance - (State High Cost) Texas High-Cost Loan (Points and Fees): Texas Anti-Predatory Lending Statute: Points and Fees on subject loan of 12.03995% is in excess of the allowable maximum of the greater of 8.00000% of the Total Loan Amount and $XX002). Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XXand $XX002) (an overage of $XXor 4.03995%).  Non-Compliant High Cost Loan.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.68500% is underdisclosed from calculated APR of 9.22644% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX2 is underdisclosed from calculated Finance Charge of $XX7 in the amount of $XX
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. Effective 1/10/2014: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (State High Cost) Texas High-Cost Loan (Points and Fees): It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
207676873	XX	XX	XX	XX	XX	XX	NC	7/XX/2004	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.68161% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XX(an overage of $XX .68161%). Non-Compliant High Cost Loan.
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): A high cost home loan that violates any of the prohibitions is subject to penalties for usury (e.g., forfeiture of all interest, and return of twice the interest paid) and is considered an unfair or deceptive act or practice (subjecting the holder to treble damages). Damages may be sought under usury or UDAP, but not both.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
207676936	XX	XX	XX	XX	XX	XX	IL	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Regulation: Points and Fees on subject loan of 5.70163% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XX002). Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XXand $XX002) (an overage of $XX .70163%). Non-Compliant High Cost Loan.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] County Compliance - (County High Cost) Cook County Threshold Loan (Points and Fees): Cook County Predatory Lending Ordinance: Points and Fees on subject loan of 5.70163% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $XXon a County Total Loan Amount of $XX vs. an allowable total of $XX(an overage of $XX .70163%).  Non-Compliant High Cost Loan.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Purchasers or assignees of a high risk home loan will be subject to all affirmative claims and defenses At any point during the term of the loan, a violation can be used as a defense to collect or accelerate the debt, foreclose, or after the loan is in default 60 days.

Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

County Compliance - (County High Cost) Cook County Threshold Loan (Points and Fees): Although assignees of predatory loans do not face exposure to civil liability, lenders that make predatory loans may not be awards contracts with the County of Cook.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	HC - High Cost						D	D	D	D	D						D	D	D	D	D
207693270	XX	XX	XX	XX	XX	XX	IL	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Regulation: Points and Fees on subject loan of 5.43454% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XX002). Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XXand $XX002) (an overage of $XX .43454%). Non-Compliant High Cost Loan.
																						[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.	State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment penalties not permitted on an ARM loan or loan with interest rate greater than 8% per state - IL. Note states penalty of 3%/.25%/.125%. Lender is XX		State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Purchasers or assignees of a high risk home loan will be subject to all affirmative claims and defenses At any point during the term of the loan, a violation can be used as a defense to collect or accelerate the debt, foreclose, or after the loan is in default 60 days.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
207693271	XX	XX	XX	XX	XX	XX	NC	1/XX/2003	Primary	Refinance Rate/Term	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.			State - NC						C	C	C	C	C						C	C	C	C	C
207693430	XX	XX	XX	XX	XX	XX	TX	7/XX/2004	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.			State - NC						C	C	C	C	C						C	C	C	C	C
207762203	XX	XX	XX	XX	XX	XX	IL	8/XX/2002	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Regulation: Points and Fees on subject loan of 5.20605% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XX002). Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XXand $XX002) (an overage of $XX.20605%). Non-Compliant High Cost Loan.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Purchasers or assignees of a high risk home loan will be subject to all affirmative claims and defenses At any point during the term of the loan, a violation can be used as a defense to collect or accelerate the debt, foreclose, or after the loan is in default 60 days.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
207898755	XX	XX	XX	XX	XX	TX	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.96495% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 4.96495%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided to All Owners/Owners’ Spouse
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			State - NC						C	C	C	C	C						C	C	C	C	C
207898759	XX	XX	XX	XX	XX	TX	2/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.69320% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 4.69320%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided to All Owners/Owners’ Spouse
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			State - NC						C	C	C	C	C						C	C	C	C	C
207898809	XX	XX	XX	XX	XX	TX	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.16602% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 4.16602%.)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			State - NC						C	C	C	C	C						C	C	C	C	C
207925552	XX	XX	XX	XX	XX	IL	10/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] County Compliance - (County High Cost) Cook County Threshold Loan (Points and Fees): Cook County Predatory Lending Ordinance: Points and Fees on subject loan of 6.30731% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $XXon a County Total Loan Amount of $XX8 vs. an allowable total of $XX(an overage of $XXor 1.30731%).  Non-Compliant High Cost Loan.
[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Illinois Late Charge Percent Testing: 6% late charge exceeds 5% maximum per state (IL). State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (IL) - Not allowed on a loan with an interest rate higher than 8% (Note Rate is 8.99%)- note states 6 months advance interest. Lender is XX.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA County Compliance - (County High Cost) Cook County Threshold Loan (Points and Fees): Although assignees of predatory loans do not face exposure to civil liability, lenders that make predatory loans may not be awards contracts with the County of Cook.			-						B	B	B	B	B						B	B	B	B	B
207960088	XX	XX	XX	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.72592% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 5.72592%.)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																									State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			State - NC						C	C	C	C	D						C	C	C	C	D
207960106	XX	XX	XX	XX	XX	XX	TX	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.00521% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 3.00521%.)
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			State - NC						C	C	C	C	C						C	C	C	C	C
208025962	XX	XX	XX	XX	XX	XX	AL	8/XX/2003	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/21/2003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.						-						B	B	B	B	B						B	B	B	B	B
208028866	XX	XX	XX	XX	XX	XX	KY	1/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																						[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
208031572	XX	XX	XX	XX	XX	XX	MD	4/XX/2007	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.						-						B	B	B	B	B						B	B	B	B	B
208032698	XX	XX	XX	XX	XX	XX	NY	4/XX/2005	Primary	Refinance Cash-out - Other		1									1							-						A	A	A	A	A						A	A	A	A	A
208032999	XX	XX	XX	XX	XX	XX	OH	5/XX/2006	Primary	Refinance Cash-out - Other		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
208054539	XX	XX	XX	XX	XX	XX	TX	2/XX/2008	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
208367682	XX	XX	XX	XX	XX	XX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																						[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Loan File - (Missing Doc) Incomplete loan images/file: Compliance document images not provided for review.				UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
208504556	XX	XX	XX	XX	XX	XX	TX	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			State - NC						C	C	C	C	D						C	C	C	C	D
208504692	XX	XX	XX	XX	XX	XX	IL	8/XX/2003	Primary	Refinance Cash-out - Home Improvement		3									3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
208669499	XX	XX	XX	XX	XX	XX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
																						[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
208673220	XX	XX	XX	XX	XX	XX	SC	7/XX/2001	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX0 is underdisclosed from calculated Finance Charge of $XX1 in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under-disclosure due to missing itemization.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
208673974	XX	XX	XX	XX	XX	XX	ME	10/XX/1993	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
208674531	XX	XX	XX	XX	XX	XX	NJ	11/XX/2006	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX0 is underdisclosed from calculated Finance Charge of $XX7 in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the Notice of Settlement fee of $100 or the courier fee of $100 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
208675801	XX	XX	XX	XX	XX	XX	ME	10/XX/2006	Primary	Purchase		1									1							-						A	A	A	A	A						A	A	A	A	A
208718330	XX	XX	XX	XX	XX	XX	CA	10/XX/2005	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																						[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
208718923	XX	XX	XX	XX	XX	XX	TX	9/XX/2006	Primary	Refinance Rate/Term		1									1							-						A	A	A	A	A						A	A	A	A	A
208719259	XX	XX	XX	XX	XX	XX	MA	11/XX/2005	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX0 is underdisclosed from calculated Finance Charge of $XX8 in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
208720051	XX	XX	XX	XX	XX	XX	LA	7/XX/2002	Primary	Refinance Rate/Term		1									1							-						A	A	A	A	A						A	A	A	A	A
208796107	XX	XX	XX	XX	XX	XX	NM	12/XX/2004	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																						[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
209247849	XX	XX	XX	XX	XX	XX	IL	1/XX/2013	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/10/2013	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX6 is underdisclosed from calculated Finance Charge of $XX8 in the amount of $XX2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
209247862	XX	XX	XX	XX	XX	XX	CA	12/XX/2012	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
209248731	XX	XX	XX	XX	XX	XX	AZ	11/XX/2007	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
209249263	XX	XX	XX	XX	XX	XX	FL	7/XX/2006	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/12/2006							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
209249387	XX	XX	XX	XX	XX	XX	IL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
209249509	XX	XX	XX	XX	XX	XX	CA	9/XX/2005	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
209249553	XX	XX	XX	XX	XX	XX	ME	7/XX/2005	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
209249760	XX	XX	XX	XX	XX	XX	PA	8/XX/2004	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/18/2004 [3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX3 is underdisclosed from calculated Finance Charge of $XX9 in the amount of $XX2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
																						[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
209486386	XX	XX	XX	XX	XX	XX	TX	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX3 is underdisclosed from calculated Finance Charge of $XX6 in the amount of $XX.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	State - NC						D	D	D	D	D						D	D	D	D	D
209486398	XX	XX	XX	XX	XX	XX	AL	1/XX/2004	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
209486524	XX	XX	XX	XX	XX	XX	TX	5/XX/2005	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
209486645	XX	XX	XX	XX	XX	XX	TX	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			State - NC						C	C	C	C	D						C	C	C	C	D
212360833	XX	XX	XX	XX	XX	XX	CO	3/XX/2003	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
212360912	XX	XX	XX	XX	XX	XX	GA	5/XX/2001	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
216391569	XX	XX	XX	XX	XX	XX	GA	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Ability to Repay not Verified): Georgia High-Cost Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 7.68303% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XX on a Total Loan Amount of $XX0 vs. an allowable total of $XX(an overage of $XXor 2.68303%).  Non-Compliant High-Cost Loans.
[3] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 04/XX/2003 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 05/XX/2003, 04/XX/2003, 03/XX/2003.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability: Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met. In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

																									Note: Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA. Rating Agencies will not rate GA loans originated during this time period.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
216431896	XX	XX	XX	XX	XX	XX	PA	9/XX/2002	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
																						[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX3 is underdisclosed from calculated Finance Charge of $XX6 in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Closing Protection Letter fee of $35 and a Wire Fee for $30 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
216643044	XX	XX	XX	XX	XX	XX	SC	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date. An application date of 04/XX/2004 was used for Compliance testing. The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.
[3] State Compliance - (State High Cost) South Carolina High-Cost Loan (Points and Fees): South Carolina High-Cost and Consumer Home Loan Act: Points and Fees on subject loan of 7.92869% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XX on a Total Loan Amount of $XX1 vs. an allowable total of $XX(an overage of $XXor 2.92869%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - (State High Cost) South Carolina High-Cost Loan (Points and Fees): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
219866475	XX	XX	XX	XX	XX	XX	NM	3/XX/2003	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
219866476	XX	XX	XX	XX	XX	XX	FL	1/XX/2008	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Construction Addendum/Allonge Incomplete - Separate Disclosure Type: Construction Addendum/Allonge Incomplete Test: Separate Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file. Compliance testing performed based on terms of permanent financing only.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
219866477	XX	XX	XX	XX	XX	XX	CT	8/XX/1997	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 10.24273% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX997). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX997) (an overage of $XX 2.24273%). Non-Compliant High Cost Loan.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1997 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
219866478	XX	XX	XX	XX	XX	XX	PA	2/XX/2000	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866480	XX	XX	XX	XX	XX	XX	NC	8/XX/1999	Investment	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Missing appraisal on 1340 and 1342 properties.	2	[2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized) The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing.
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Cross Collateralized Mortgage Loan: Loan is cross collateralized with properties at the following locations:XX					-						B	B	B	B	B						B	B	B	B	B
219866481	XX	XX	XX	XX	XX	XX	MD	1/XX/2000	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Document: Note - Subject Lien not provided: Lost Note Affidavit used for compliance testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866482	XX	XX	XX	XX	XX	XX	CT	11/XX/2003	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866483	XX	XX	XX	XX	XX	XX	CA	9/XX/2004	UTD	UTD UTD		3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Provide not for testing.				UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866484	XX	XX	XX	XX	XX	XX	WV	5/XX/2000	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .33254%. APR of 16.59254% exceeds a threshold of 16.26000% based on the US Treasury for comparable maturities of 6.26000% plus jurisdiction allowable margin of 10.00000%. Non-Compliant High Cost Loan.
[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 15.27722% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX000). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX000) (an overage of $XXor 7.27722%).  Non-Compliant High Cost Loan.
[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 15.50870% is underdisclosed from calculated APR of 16.59254% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX0 in the amount of $XX
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] State Compliance - West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $XXexceeds the state maximum of 1% of the original balance ($XX Prepay language states prepay will not exceed maximum permitted by applicable law.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Line 1305 "See addit'l Disb exhibit" in the amount of $1,547.00 included in high cost testing.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability:  A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	HC - High Cost						D	D	D	D	D						D	D	D	D	D
219866485	XX	XX	XX	XX	XX	XX	GA	12/XX/1999	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866486	XX	XX	XX	XX	XX	XX	TN	8/XX/2000	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
219866487	XX	XX	XX	XX	XX	XX	MO	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																						[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866488	XX	XX	XX	XX	XX	XX	MS	5/XX/2003	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866489	XX	XX	XX	XX	XX	XX	TX	5/XX/2003	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 8.08207% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX003). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX003) (an overage of $XX.08207%). Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost) Texas High-Cost Loan (Points and Fees): Texas Anti-Predatory Lending Statute: Points and Fees on subject loan of 8.08207% is in excess of the allowable maximum of the greater of 8.00000% of the Total Loan Amount and $XX003). Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XXand $XX003) (an overage of $XX.08207%).  Compliant High Cost Loan.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the tax cert fee of $38.95 as prepaid finance charges	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

State Compliance - (State High Cost) Texas High-Cost Loan (Points and Fees): It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.

																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
219866490	XX	XX	XX	XX	XX	XX	PA	9/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/1999, prior to three (3) business days from transaction date of 09/XX/1999.	Closing / Title - Missing Document: Note - Subject Lien not provided: LNA used for compliance testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Note Deficiency						D	D	D	D	D						D	D	D	D	D
219866491	XX	XX	XX	XX	XX	XX	TX	5/XX/2006	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																						[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866492	XX	XX	XX	XX	XX	XX	LA	6/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866493	XX	XX	XX	XX	XX	XX	KY	2/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.27900% is underdisclosed from calculated APR of 9.49444% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - Missing Document: HUD-1 Addendum not provided: See attached for additional charges in section 1300 input as debts paid and compliance tests completed.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						D	D	D	D	D						D	D	D	D	D
219866494	XX	XX	XX	XX	XX	XX	GA	6/XX/2000	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2000 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																						[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2000, prior to three (3) business days from transaction date of 06/XX/2000.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866495	XX	XX	XX	XX	XX	XX	MI	2/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date. An application date of 01/XX/1999 was used for Compliance testing. The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 02/XX/1999, 01/XX/1999, 12/XX/1998, 11/XX/1998, 10/XX/1998, 09/XX/1998, 08/XX/1998.
[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 9.46797% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX999). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX999) (an overage of $XX 1.46797%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.57690% is underdisclosed from calculated APR of 11.75465% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due to missing Itemization of Amount Financed.	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
219866496	XX	XX	XX	XX	XX	XX	OH	6/XX/2001	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXexceeds the state maximum of 1% of the original balance ($XX Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
219866497	XX	XX	XX	XX	XX	XX	OR	8/XX/2004	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Lien - Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																						[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
219866498	XX	XX	XX	XX	XX	XX	IA	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866499	XX	XX	XX	XX	XX	XX	TX	6/XX/2004	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
219866500	XX	XX	XX	XX	XX	XX	TX	9/XX/2004	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866501	XX	XX	XX	XX	XX	XX	KY	6/XX/2001	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866502	XX	XX	XX	XX	XX	XX	IN	7/XX/2000	Primary	Refinance Cash-out - Other		2		[3] Miscellaneous - Credit Exception:	Note and Security Instrument not signed by borrower.						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866503	XX	XX	XX	XX	XX	XX	LA	4/XX/2000	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866504	XX	XX	XX	XX	XX	XX	AL	12/XX/1998	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1998 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																						[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
219866505	XX	XX	XX	XX	XX	XX	MA	6/XX/2004	Primary	Refinance Rate/Term		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866506	XX	XX	XX	XX	XX	XX	SC	4/XX/1997				3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Provide not for testing.				UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866507	XX	XX	XX	XX	XX	XX	SC	7/XX/1999	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - Missing Document: Note - Subject Lien not provided: Note provided is for the incorrect transaction. Used alternative documentation to complete testing.		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Note Deficiency						D	D	D	D	D						D	D	D	D	D
219866509	XX	XX	XX	XX	XX	XX	SC	5/XX/1999	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX9 is underdisclosed from calculated Finance Charge of $XX4 in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amounts Financed.		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866510	XX	XX	XX	XX	XX	XX	TX	12/XX/2004	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6):  Unable to determine if the loan was voluntarily originated by the consumer due to missing the note and/or security instrument.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Document: Note - Subject Lien not provided: LNA utilized for compliance testing.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	State - NC						D	D	D	D	D						D	D	D	D	D
219866511	XX	XX	XX	XX	XX	XX	PA	2/XX/1999	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than or equal to $XXPrepay language states prepay will not exceed maximum permitted by applicable law.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866512	XX	XX	XX	XX	XX	XX	SC	11/XX/2000	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866513	XX	XX	XX	XX	XX	XX	FL	6/XX/2003	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
219866514	XX	XX	XX	XX	XX	XX	OH	6/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 8.38508% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX999). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX999) (an overage of $XX .38508%). Non-Compliant High Cost Loan.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX8 is underdisclosed from calculated Finance Charge of $XX8 in the amount of $XX2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
219866516	XX	XX	XX	XX	XX	XX	ID	4/XX/1999	UTD	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Closing / Title - Missing Document: Note - Subject Lien not provided: Lost Note Affidavit used to complete testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866517	XX	XX	XX	XX	XX	XX	CA	11/XX/2006	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866519	XX	XX	XX	XX	XX	XX	LA	6/XX/2000	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date. An application date of 05/XX/2000 was used for Compliance testing. The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 06/XX/2000, 05/XX/2000, 04/XX/2000, 03/XX/2000, 02/XX/2000, 01/XX/2000, 12/XX/1999.
[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 9.01497% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX000). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX000) (an overage of $XX 1.01497%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX3 is underdisclosed from calculated Finance Charge of $XX3 in the amount of $XX2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $550.28 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
219866520	XX	XX	XX	XX	XX	XX	CA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866521	XX	XX	XX	XX	XX	XX	OH	11/XX/1999	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Compliance testing completed with fees determined on HUD.				No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
219866522	XX	XX	XX	XX	XX	XX	TX	11/XX/2006	Primary	Construction-Permanent	2	2	[2] Federal Compliance - Construction Addendum/Allonge Incomplete - Separate Disclosure Type: Construction Addendum/Allonge Incomplete Test: Separate Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file. Compliance testing performed based on terms of permanent financing only.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866523	XX	XX	XX	XX	XX	XX	OH	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
																						[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
219866524	XX	XX	XX	XX	XX	XX	CT	10/XX/1995	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 10/20/1995 2 Family	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1995 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1995, prior to three (3) business days from transaction date of 10/XX/1995.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Document: Note - Subject Lien not provided: LNA utilized for compliance testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Note Deficiency						D	D	D	D	D						D	D	D	D	D
219866525	XX	XX	XX	XX	XX	XX	NC	10/XX/1998	Primary	Refinance		3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file					UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866526	XX	XX	XX	XX	XX	XX	PA	10/XX/1999	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866527	XX	XX	XX	XX	XX	XX	NC	6/XX/1999	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Closing / Title - Missing Document: Note - Subject Lien not provided: Lost note affidavit used to complete testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866528	XX	XX	XX	XX	XX	XX	SC	6/XX/1999	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX1 is underdisclosed from calculated Finance Charge of $XX0 in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose an attorney fee of $350.00 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866529	XX	XX	XX	XX	XX	XX	MO	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
219866530	XX	XX	XX	XX	XX	XX	NC	11/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866531	XX	XX	XX	XX	XX	XX	MO	7/XX/2001	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866532	XX	XX	XX	XX	XX	XX	SC	4/XX/2004	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
219866533	XX	XX	XX	XX	XX	XX	WA	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - Missing Document: Note - Subject Lien not provided: LNA utilized for compliance testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Note Deficiency						D	D	D	D	D						D	D	D	D	D
219866534	XX	XX	XX	XX	XX	XX	GA	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date. An application date of 04/XX/2003 was used for Compliance testing. The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 05/XX/2003, 04/XX/2003, 04/XX/2003.
[3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 8.50025% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 3.50025%).  Non-Compliant High-Cost Loans.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability: Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met. In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

																									Note: Loans originated between 10/1/02 and 3/6/03 are subject to the Original GAFLA. Rating Agencies will not rate GA loans originated during this time period.		Yes	HC - High Cost						D	D	D	D	D						D	D	D	D	D
219866536	XX	XX	XX	XX	XX	XX	KY	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2001 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866537	XX	XX	XX	XX	XX	XX	SC	8/XX/2004	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Document: Note - Subject Lien not provided: Alternative documents utilized for compliance testing.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866539	XX	XX	XX	XX	XX	XX	CO	7/XX/2004	Primary	Refinance Cash-out - Other		1		[3] Lien - Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1							1							-						A	A	A	A	A						A	A	A	A	A
219866542	XX	XX	XX	XX	XX	XX	OK	9/XX/2004	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																						[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
219866543	XX	XX	XX	XX	XX	XX	AL	7/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866544	XX	XX	XX	XX	XX	XX	IN	6/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866545	XX	XX	XX	XX	XX	XX	TX	6/XX/2004	Investment	Refinance Cash-out - Other		1									1							-						A	A	A	A	A						A	A	A	A	A
219866546	XX	XX	XX	XX	XX	XX	PA	12/XX/1993				3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: File only contains Title Policy.				UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866547	XX	XX	XX	XX	XX	XX	KS	9/XX/1999	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866548	XX	XX	XX	XX	XX	XX	PA	6/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - Missing Document: Note - Subject Lien not provided: Alternative documents within loan file utilized for compliance testing.		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Note Deficiency						D	D	D	D	D						D	D	D	D	D
219866549	XX	XX	XX	XX	XX	XX	VA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Document: Note - Subject Lien not provided: LNA used for testing	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
219866550	XX	XX	XX	XX	XX	XX	TX	6/XX/2004	Primary	Refinance Cash-out - Other		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866551	XX	XX	XX	XX	XX	XX	NY	8/XX/2003	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 08/13/2003 2 Family [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Note is missing, approval in file indicates prepay penalty.	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Document: Note - Subject Lien not provided: Lost Note Affidavit used for compliance testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866552	XX	XX	XX	XX	XX	XX	TN	10/XX/2002	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
219866553	XX	XX	XX	XX	XX	XX	PA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866554	XX	XX	XX	XX	XX	XX	CA	8/XX/1994	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1994 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Unable to test call provision due to missing Due on Demand information.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Closing / Title - Missing Document: Note - Subject Lien not provided: Lost Note Affidavit used to complete compliance testing.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Demand Feature: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
219866555	XX	XX	XX	XX	XX	XX	MI	9/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866556	XX	XX	XX	XX	XX	XX	IN	11/XX/2000	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866557	XX	XX	XX	XX	XX	XX	PA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Miscellaneous - Credit Exception:	HUD dated 6/24/2005 but should be dated 6/24/2004. It appears the year was not captured correctly.	3	[3] Federal Compliance - Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date. An application date of 06/XX/2004 was used for Compliance testing. The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 06/XX/2004, 06/XX/2004.
[3] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 8.06641% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XX004). Points and Fees of $XXon a Federal Total Loan Amount of $XX vs. an allowable total of $XXand $XX004) (an overage of $XX.06641%).  Non-Compliant High Cost Loan.
[3] State Compliance - (State High Cost) Pennsylvania Covered Loan (Points and Fees): Pennsylvania Consumer Equity Protection Act: Points and Fees on subject loan of 8.06641% is in excess of the allowable maximum of the greater of 8.00000% of the Total Loan Amount and $XX004). Points and Fees total $XXon a Total Loan Amount of $XX vs. an allowable total of $XXand $XX004) (an overage of $XX.06641%).  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than or equal to $XXPrepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

																									State Compliance - (State High Cost) Pennsylvania Covered Loan (Points and Fees): No Assignee Liability. Persons engaged in the purchase, sale, assignment, securitization or servicing of covered loans are not held liable for the action or inaction of loan originators.			HC - High Cost						C	C	C	C	C						C	C	C	C	C
219866558	XX	XX	XX	XX	XX	XX	NJ	7/XX/2001	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
219866559	XX	XX	XX	XX	XX	XX	PA	6/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866561	XX	XX	XX	XX	XX	XX	PA	6/XX/2000	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866562	XX	XX	XX	XX	XX	XX	AR	7/XX/1999	Primary	Purchase		2		[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
219866563	XX	XX	XX	XX	XX	XX	MS	6/XX/2001	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866564	XX	XX	XX	XX	XX	XX	TX	5/XX/2003	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866566	XX	XX	XX	XX	XX	XX	MA	10/XX/1993	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1993 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Unable to test non refundable fee due to missing information.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Unable to test tax advisor statement due to missing information.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Unable to test terms change due to missing information.
[2] Federal Compliance - HELOC Agreement APR: Unable to determine compliance with HELOC requirement to disclose the APR due to missing information.
[2] Federal Compliance - HELOC Balance Computation Method: Unable to determine compliance with HELOC requirement to disclose balance computation method due to missing information.
[2] Federal Compliance - HELOC Method for Determining Finance Charge: Unable to determine compliance with HELOC requirement to disclose the method for determining the finance charge due to missing information.
[2] Federal Compliance - HELOC Method for Determining Minimum Periodic Payment: Unable to determine compliance with HELOC requirement to disclose how the minimum periodic payment will be determined and the timing of the payments due to missing information.
[2] Federal Compliance - HELOC Plan Payment Terms: Unable to determine compliance with HELOC requirement to disclose plan’s payment terms due to missing information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Closing / Title - Missing Document: Note - Subject Lien not provided: Lost note Affidavit used for compliance testing.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - HELOC Agreement APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - HELOC Balance Computation Method: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - HELOC Method for Determining Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - HELOC Method for Determining Minimum Periodic Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - HELOC Plan Payment Terms: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
219866567	XX	XX	XX	XX	XX	XX	OH	4/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866568	XX	XX	XX	XX	XX	XX	SC	1/XX/2000	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.93840% is underdisclosed from calculated APR of 12.09600% outside of 0.125% tolerance.
																						[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866569	XX	XX	XX	XX	XX	XX	TX	6/XX/2001	Primary	Refinance Rate/Term	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of 84.47761% exceeds 80% of $XX0 (the value reflected on the valuation).
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit as required by Section 50(g).
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.67188% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXon an Original Principal Loan Amount of $XX vs. an allowable total of $XX(an overage of $XXor 1.67188%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2001, prior to three (3) business days from transaction date of 06/XX/2001.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC						C	C	C	C	C						C	C	C	C	C
219866570	XX	XX	XX	XX	XX	XX	OK	4/XX/2004	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
219866571	XX	XX	XX	XX	XX	XX	IN	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Lien - Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
219866572	XX	XX	XX	XX	XX	NY	3/XX/2000	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Lien - Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 03/24/2000 2 Family	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2000, prior to three (3) business days from transaction date of 03/XX/2000.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
219866573	XX	XX	XX	XX	XX	XX	PA	8/XX/1999	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
219866575	XX	XX	XX	XX	XX	XX	MI	5/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																						[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX1 is underdisclosed from calculated Finance Charge of $XX1 in the amount of $XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization des not disclose a Settlement fee of $200.00 as a prepaid finance charge.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
219866576	XX	XX	XX	XX	XX	XX	KY	12/XX/2000	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																						[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Section 800 Fee input with Purpose unkown and testing completed.		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						D	D	D	D	D						D	D	D	D	D
219866577	XX	XX	XX	XX	XX	CA	3/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure is not in file. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure is not in file. Federal Compliance - (Missing Data) Last Rate Set Date: Disclosure is not in file. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure is not in file.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866578	XX	XX	XX	XX	XX	NY	5/XX/2019	Primary	Purchase	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $835,641.52 is less than Cash From Borrower $881,185.60.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/31/2019
Disaster End Date: 09/03/2021
Disaster Name: REMNANTS OF HURRICANE IDA
Disaster Declaration Date: 09/05/2021
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Income Documentation - REO Documents are missing.: Address: XX Insurance Verification, Statement, Tax Verification
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Documented qualifying Assets for Closing of $XX less than Cash From Borrower $881,613.60. No guidelines provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations was not provided to borrower.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866579	XX	XX	XX	XX	XX	NJ	6/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXe Balance Sheet, Third Party Verification
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $125,000.00 is less than the note amount of $XX based on the Commitment in file.
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	File is missing the year to date balance sheet and a third party verification dated within 30 business days of the note date. File is missing the senior lien note and the final CD from the refinance of the 1st.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2019, prior to three (3) business days from transaction date of 06/XX/2019.	Federal Compliance - FACTA Disclosure Missing: Disclosure not in file.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure not in file.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on the final HUD exceed the fees outlined on the Heloc agreement.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure not in file.
Federal Compliance - (Missing Data) Last Rate Set Date: Lock rate date is not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure not in file.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Disbursement date was not provided on the final HUD. There are no dates for the prepaid interest reflected on the HUD.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866580	XX	XX	XX	XX	XX	XX	NY	11/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - Credit Agreement Missing: The Heloc agreement is not dated by borrowers.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866581	XX	XX	XX	XX	XX	XX	GA	12/XX/2019	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Fraud Report is missing from the file. File is missing all income docs for co-borrower.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on HUD1, exceed those disclosed in HELOC Agreement. Fees from the HUD1 are used in any federal, state, and local high cost testing dues to settlement fees included.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date documentation missing from file.
																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: An acknowledgement of receipt of the List of Homeownership Counseling Organizations to borrower was provided, but the actual Homeownership Counseling List is missing.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866582	XX	XX	XX	XX	XX	CA	10/XX/2018	Second Home	Refinance Cash-out - Other	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Application / Processing - Missing Document: Approval not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Income Documentation - REO Documents are missing.: Address: XX Insurance Verification, Statement, Tax Verification
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XX // Employment Type: Employment / Income Type: Wages / Start Date: 10/30/2015
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XX// Employment Type: Employment / Income Type: Wages / Start Date: 10/30/2015
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	All Income documents for the borrower and co borrower missing from the loan file. The verification of employment is required and was not found in file. Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: HELOC Brochure not provided to borrower.
Federal Compliance - HELOC Fees Used For Testing: : Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: "Important Terms" disclosure not provided to borrower.
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Creditor did not provide statement that the consumer should consult a tax advisor.
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Unable to determine as TIL/HELOC Disclosure not provided.
Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866583	XX	XX	XX	XX	XX	LA	6/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Prior first mortgage appears to have been refinanced. File is missing a copy of the new note and final CD from the refinance.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Disclosure was not signed/dated by borrowers.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure not in file.
Federal Compliance - HELOC Fees Used For Testing: Unable to verify data due to missing documentation in file.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure not in file.
Federal Compliance - (Missing Data) Last Rate Set Date: Disclosure not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure not in file.	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866584	XX	XX		XX	XX	XX	CA	5/XX/2019	Primary	Purchase		3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $726,525.00 is less than Cash From Borrower $775,145.68. [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1				2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - HELOC Fees Used For Testing: Loan Service Fee tot Lawyers Title Company was Not disclosed on the HELOC Agreement.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866585	XX	XX	XX	XX	XX	GA	6/XX/2019	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XX // Employment Type: Employment / Income Type: Wages / Start Date: 11/04/2018
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Miscellaneous Compliance - Transaction Error: Total cash-out on a purchase transaction.: Total Cash Out:  $153,889.23
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Fully executed Heloc agreement and fully executed Final HUD for subject property are missing. Data capture is accurate per HUD in file. Unable to verify due to missing Final CD on first lien, and final HUD signed at closing.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Final HUD signed at closing is not in file. Final CD signed at closing for 1st lien is not in file.
Federal Compliance - FACTA Disclosure Missing: Disclosure not in file
Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Heloc Agreement is unsigned.
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : The billing rights disclosure was not located in the file.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure not in file
Federal Compliance - HELOC Fees Used For Testing: Unable to verify fees due to missing Final HUD 1. HUD in file includes daily interest and title fees that are not outlined in Agreement.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure not in file
Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien: Per documentation review 2nd lien is accurate.
Federal Compliance - (Missing Data) Last Rate Set Date: Evidence of Lock Rate Date is not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure not in file	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR HUD Deficiency	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866586	XX	XX	XX	XX	XX	XX	CA	8/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Final HUD-1: Missing Final Closing Statement for 2nd lien.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866587	XX	XX	XX	XX	XX	XX	FL	12/XX/2019	Primary	UTD UTD	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: HURRICANE IRMA
Disaster Declaration Date: 09/10/2017
Disaster End Date:  10/18/2017
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: No Value Provided / Valuation Report Date: <empty> Property Type:  Condo (Low Rise)
[3] Income Documentation - Income Docs Missing:: Borrower:XX (2017), XX (2018)
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	No approval, no 1003's, loan purpose unknown to determine if required assets are met. No AUS or Approval in file to confirm if all conditions were met. Appraisal is missing no approval or 1003's in file to determine HOA amount. No 4506-C provided for borrower. No approval, no 1003's, loan purpose unknown to determine if required income documentation is met. No 4506-C provided for borrower.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Loan File - (Missing Doc) Incomplete loan images/file: File is missing critical loan documents. Application, appraisal, Credit report, fraud report, HUD, approval or 1008 and any required disclosures
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: Appraisal is missing.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is missing.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866588	XX	XX	XX	XX	XX	XX	FL	9/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	There is a coverage shortfall of $184,140.00	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Final HUD-1: File is missing the Final HUD from the subject transaction. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is missing.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866589	XX	XX	XX	XX	XX	XX	OR	2/XX/2020	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $72,104.11 is less than Cash From Borrower $537,217.00.
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] Income Documentation - Income documentation requirements not met.
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Income Documentation - REO Documents are missing.: Address: XX Statement
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Missing credit report. Copy of the Final HUD-1/CD for the simultaneous 1st lien was not provided. Missing two years W-2's. Simultaneous 1st lien note is missing.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock is missing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866590	XX	XX	XX	XX	XX	XX	NC	11/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Approval not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Document Error - The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.: Title Evidence: Commitment
State: NC
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2019, prior to three (3) business days from transaction date of 11/XX/2019.	Closing / Title - Missing Final HUD-1: It appears the first mortgage was refinanced. File is missing a copy of the final fully executed CD from the refinance.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Document was not provided.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Disbursement Date 11/XX/2019.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Tested	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866591	XX	XX	XX	XX	XX	FL	10/XX/2018	Primary	Purchase	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] General - Missing Document: Source of Funds/Deposit not provided
[3] General - Missing Document: Source of Funds/Deposit not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	All income documents are missing from the file. File is missing the source of funds for the gift funds and evidence borrower received these funds. File is missing the source of funds for the gift funds and evidence borrower received these funds.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866592	XX	XX	XX	XX	XX	XX	NY	1/XX/2020	Primary	Refinance Cash-out - Other	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Appraisal Data Integrity - Possible FIRREA violation, appraisal is not complete and may not offer substantial backing for value.: Valuation Type: Appraisal / Valuation Report Date: 12/05/2019
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The Appraisal was Incomplete. Page 1 was not Provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Final HUD-1: It appears the first mortgage was refinanced. A copy of the fully executed final CD from the refinance is missing.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: The HELOC Brochure was not Provided.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866593	XX	XX	XX	XX	XX	PA	12/XX/2018	Primary	Purchase	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXi // Employment Type: Employment / Income Type: Wages / Start Date: 08/14/2018
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 11/12/2018
Disaster End Date: 09/05/2021
Disaster Name: REMNANTS OF HURRICANE IDA
Disaster Declaration Date: 09/10/2021
[3] Income Documentation - Income Docs Missing:: Borrower: XX Paystubs, VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] Income Documentation - REO Documents are missing.: Address: XX Address: XX, Address: XX Statement
Insurance Verification, Statement, Tax Verification
Statement
HOA Verification, Insurance Verification, Statement, Tax Verification
HOA Verification, Insurance Verification, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XX // Employment Type: Employment / Income Type: Wages / Start Date: 08/14/2018
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	No asset documentation is provided to verify sufficient funds to close. Manual Underwrite and guidelines are not provided. There is a gap in the borrower's employment of more than 60 days and an explanation is not provided. Income documents are not provided for the borrower's employment. A Verification of Employment is not provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Final HUD-1: Final Closing Statement for 2nd lien not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866594	XX	XX	XX	XX	XX	NC	10/XX/2018	Primary	Purchase	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $516,009.00.
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] Income Documentation - Income Docs Missing:: Borrower:XX, Borrower: XX 1040 - Schedule C (2016), 1040 - Schedule C (2017), Balance Sheet, P&L Statement, Third Party Verification
1040 - Schedule C (2016), 1040 - Schedule C (2017), Balance Sheet, P&L Statement, Third Party Verification
[3] Application / Processing - Missing Document: Approval not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The final HUD-1 Settlement Statement / Closing Disclosure for the simultaneous first lien is not provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Loan File - (Missing Doc) Incomplete loan images/file: File is missing critical loan documents. fraud report, income and asset docs, title and any required disclosures	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		UTD	Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866595	XX	XX	XX	XX	XX	FL	9/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Final HUD-1: File is missing the final CD from the refinance of the 1st mortgage.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866597	XX	XX	XX	XX	XX	CA	1/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	No guidelines provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine if HELOC Brochure was provided to borrower at application due to missing disclosure. Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine if List of Homeownership Counseling Organizations was provided to borrower due to missing disclosure.		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866598	XX	XX	XX	XX	XX	NC	10/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Final HUD-1: Final fully executed CD/HUD from the 1st mortgage refinance is missing.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: Unable to determine if HELOC Brochure was provided to borrower due to missing disclosure.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine if List of Homeownership Counseling Organizations was provided to borrower due to missing disclosure.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866599	XX	XX	XX	XX	XX	UT	11/XX/2018	Primary	Purchase	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $311,361.14 is less than Cash From Borrower $484,945.00.
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Income Documentation - REO Documents are missing.: Address:XX Statement
[2] Application / Processing - 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XX
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	HUD/CD for simultaneous 1st lien is not provided. Most recent two years personal and business tax returns are not signed and dated by borrower. Evidence of simultaneous senior lien loan terms not provided. Borrower is not a U.S. Citizen. Missing a copy of borrower's valid permanent resident alien card as noted on final 1003.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is missing	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866600	XX	XX	XX	XX	XX	XX	NJ	11/XX/2019	Primary	Purchase	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $139,331.31 is less than Cash From Borrower $145,025.64. [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Tax Certificate not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Documented assets are insufficient to cover cash to close due at closing.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Borrower purchased property and used simultaneous financing. Final HUD 1 and Final Closing Disclosure signed at closing are not in file.
Federal Compliance - HELOC Fees Used For Testing: Unable to verify fees due to missing Final HUD 1. HUD in file includes daily interest and title fees that are not outlined in Agreement.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure is not in file.
Federal Compliance - (Missing Data) Last Rate Set Date: Evidence of date rate set is not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure is not in file.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR HUD Deficiency (UAL State)	D		D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866601	XX	XX	XX	XX	XX	XX	NY	12/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Lien position discrepancy.: Title lien position of 2 lien does not match AUS lien position of lien.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 10/30/2019
Disaster End Date: 09/03/2021
Disaster Name: REMNANTS OF HURRICANE IDA
Disaster Declaration Date: 09/05/2021
[3] Income Documentation - Income Docs Missing:: Borrower: XX Third Party Verification
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Data tape from client indicates this loan is a 3rd lien. The file is missing evidence of this. Unable to locate any type of 2nd lien on this transaction. The only indication in the file the new 1st for $600K and this lien of $200K. Please clarify. Loan is a manual underwrite and guidelines are not provided. Individual and business tax returns are not signed and a third party Verification of Employment is not provided for the co-borrower's Photography business.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2019, prior to three (3) business days from transaction date of 12/XX/2019.	Loan File - (Missing Doc) Incomplete loan images/file: File is missing initial/final signed dated applications, approval and 1008. Unable to complete review.
Federal Compliance - HELOC Fees Used For Testing: The HELOC Agreement reflected fees totaling $1,1965, where as the HUD listed fees totaling $5,342.53.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866602	XX	XX	XX	XX	XX	NC	9/XX/2018	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $147,538.81 is less than Cash From Borrower $317,159.00.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Guidelines and AUS were not provided; Unable to determine how the loan was approved	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866604	XX	XX	XX	XX	XX	OR	10/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Fraud Report is missing from the file.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2018, prior to three (3) business days from transaction date of 10/XX/2018.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Right to Cancel not signed at time of closing.
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Right to Cancel not signed at time of closing.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: HELOC Brochure was not provided to borrower.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing due to Title Insurance included in the fees.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date documentation is missing from the file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: An acknowledgement of receipt of the  List of Homeownership Counseling Organizations to borrower was provided, but the actual Homeownership Counseling List is missing.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Subject loan transaction disbursed on 10/XX/2018, prior to three (3) business days from transaction date of 10/XX/2018.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866605	XX	XX	XX	XX	XX	PA	1/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: Heloc Brochure Disclosure is missing.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on HELOC Agreement $617.75. Fees disclosed on HUD-1 $640.41. Variance is $22.66, disclosed as prepaid interest on HUD-1.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Important Terms Disclosure is missing.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock is missing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling Disclosure is missing.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866606	XX	XX	XX	XX	XX	MA	10/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 3.00000%/$XXceeds state maximum of 10% or $XXever is lesser.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866607	XX	XX	XX	XX	XX	FL	2/XX/2019	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Income Documentation - REO Documents are missing.: Address: XXL Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Tax Verification
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866608	XX	XX	XX	XX	XX	XX	NY	8/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/15/2019	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: An acknowledgement of receipt of the FACTA Credit Score Disclosure to borrower was provided, but the actual FACTA Credit Score Disclosure is missing.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement due to Title Endorsement fees included.
																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: An acknowledgement of receipt of the List of Homeownership Counseling Organizations to borrower was provided, but the actual Homeownership Counseling List is missing.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	C	C	C	C	C	D	D	D	D	D
219866609	XX	XX	XX	XX	XX	FL	9/XX/2018	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $30,722.19 is less than Cash From Borrower $195,830.00.
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The HELOC is a simultaneous 2nd on a purchase. The HUD for the 1st is missing from the file. All income documentation is missing from the file.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866610	XX	XX	XX	XX	XX	XX	OH	8/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: HELOC Brochure was not provided to borrower.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on Line of Credit Closing Statement include daily interest charges, therefore exceed those disclosed in HELOC Agreement.
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Missing Tangible Net Benefit Worksheet from file.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date Documentation Not Provided.
																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Borrower was not provided with List of Homeownership Counseling Organizations.		Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866611	XX	XX	XX	XX	XX	CA	11/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XX Statement [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure is not in file. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure is not in file. Federal Compliance - (Missing Data) Last Rate Set Date: Evidence of date rate was locked is not in file. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure is not in file.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866612	XX	XX	XX	XX	XX	CA	11/XX/2018	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	No guidelines provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/25/2018	Appraisal was made subject to and 442 is not in images.	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: HELOC Brochure not provided to borrower. Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations was not provided to borrower.		Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	C	C	C	C	C	D	D	D	D	D
219866613	XX	XX	XX	XX	XX	NY	2/XX/2019	Primary	Purchase	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $146,790.68 is less than Cash From Borrower $944,783.62. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Secured Borrower Funds from the 1st Mortgage were unable to be verified.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Confirmation was not Provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The List of Homeownership Counseling Organizations was Not Provided.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866614	XX	XX	XX	XX	XX	XX	NY	10/XX/2019	Primary	Purchase	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Approval indicates additional HOI coverage in the amount of $50/monthly with no documentation provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement was not Provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The List of Homeownership Counseling Organizations was not Provided.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866615	XX	XX	XX	XX	XX	NC	8/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Missing evidence of the Senior Lien. Loan file is missing the Latest Statement, HUD-1/CD, Note and/or Security Instrument for the Senior lien.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure not in file.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure not in file.
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Disclosure not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure not in file.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866616	XX	XX	XX	XX	XX	XX	NJ	8/XX/2019	Primary	Refinance Cash-out - Other	ATR Risk	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.93916%, LTV/CLTV: 73.91931%/73.91931%, Credit Score: 575, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/29/2019)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/02/2019)	Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Guidelines for loan not available.	Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - Unknown Loan Designation Test: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
219866617	XX	XX		XX	XX	XX	CA	9/XX/2018	Primary	Refinance Cash-out - Other		3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Missing Fraud Report, initial application and Approval from the file. File is missing all income documentation.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1				2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - HELOC Fees Used For Testing: Fully executed Closing Statement is required. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations is missing from the file.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866618	XX	XX	XX	XX	XX	XX	CA	12/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - HELOC Fees Used For Testing: The HUD includes an additional fee of $12 that is not listed on the Note.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866619	XX	XX		XX	XX	XX	CA	10/XX/2019	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 08/12/2019	The appraisal is subject to removal of stove cooking equipment in second kitchen area and a 442 was not provided.		2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	D	D	D	D	D	B	B	B	B	B	C	C	C	C	C	D	D	D	D	D
219866620	XX	XX	XX	XX	XX	IL	12/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Missing evidence of the Senior Lien. Loan file is missing the Latest Statement, HUD-1/CD, Note and/or Security Instrument for the Senior lien.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Signed Final HUD or closing statement is not in file. Final Closing Disclosure for 1st list lien is not in file as borrower seems to have refinanced also.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure not in file.
Federal Compliance - HELOC Fees Used For Testing: Unable to verify fees due to missing Final HUD or Closing Disclosure.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure not in file.
Federal Compliance - (Missing Data) Last Rate Set Date: Lock Rate date not in file
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure not in file.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Indeterminable (UAL State)	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866621	XX	XX	XX	XX	XX	NJ	10/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/06/2018	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement.
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: "Important Terms" disclosure not provided to borrower at application.
Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	C	C	C	C	C	D	D	D	D	D
219866622	XX	XX	XX	XX	XX	CA	7/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XX Insurance Verification, Tax Verification [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Documentation for REO property is not in file.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: Disclosure is not in file. Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure is not in file. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure is not in file. Federal Compliance - (Missing Data) Last Rate Set Date: Evidence of date lock rate was set is not in file. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure is not in file.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
219866623	XX	XX	XX	XX	XX	OR	9/XX/2018	Primary	Purchase	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $28,009.63 is less than Cash From Borrower $451,620.00. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Missing the Note and HUD-1/CD for simultaneous subject first lien.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: HELOC Brochure is missing. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock is Missing.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866624	XX	XX	XX	XX	XX	NY	5/XX/2019	Primary	Purchase	2	2	[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	No guidelines are provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: HELOC Brochure not provided to borrower at application. Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations was not provided to borrower.		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
219866625	XX	XX	XX	XX	XX	XX	FL	8/XX/2019	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower:XXa // Employment Type: Employment / Income Type: Wages / Start Date: 03/01/2019
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/05/2019
Disaster End Date: 07/04/2021
Disaster Name: SURFSIDE BUILDING COLLAPSE
Disaster Declaration Date: 06/25/2021
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Guidelines are not available. Co-borrower's previous employment not verified.	REVIEWER - GENERAL COMMENT (2023-04-05): Post Disaster Inpection reflects Unit 3 vs Unit 306. Exception remains. REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866626	XX	XX	XX	XX	XX	VA	5/XX/2019	Primary	Refinance Rate/Term	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The loan was manually underwritten; No guidelines were provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866627	XX	XX	XX	XX	XX	XX	GA	11/XX/2018	Primary	Refinance Cash-out - Other	ATR Fail	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income documentation requirements not met.
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower:XX // Employment Type: Employment / Income Type: Wages / Start Date: 09/19/1993
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XX // Employment Type: Employment / Income Type: Wages / Start Date: 07/08/1988
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XX// Employment Type: Employment / Income Type: Wages / Start Date: 09/19/1993
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XX // Employment Type: Employment / Income Type: Wages / Start Date: 07/08/1988
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	2 months assets statements are not in file to be verify 1003 assets. Income, asset, and disclosure signed at closing are not in file. 2 years W2, Paystubs and verification of employments for both borrowers are not in file.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
[3] Federal Compliance - General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXs)
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXs)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XX)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XX)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 51.01284%, LTV/CLTV: 119.36585%/119.36585%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XX)
[3] Federal Compliance - QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XX)
[3] Federal Compliance - TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
[3] Federal Compliance - Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XX/Wages)
[3] Federal Compliance - Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XX/Wages)
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2018 used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/26/2018)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XX)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final Closing Disclosure Received Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXbe required.	Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: No guidelines provided.
Federal Compliance - General Ability To Repay Provision Credit History: No guidelines provided.
Federal Compliance - General Ability To Repay Provision Employment - W-2: Income documentation not in file
Federal Compliance - General Ability To Repay Provision Employment - W-2: Income documentation not in file
Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Income documentation not in file
Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Income documentation not in file
Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: No guidelines provided.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Unable to verify due to missing data from file.
Federal Compliance - (Missing Data) Late Charge: Unable to verify late charge information due to missing note.
Loan File - (Missing Doc) Incomplete loan images/file: File is missing all critical loan documents required for review. Missing Note, credit report, income/asset docs, final application, Loan estimates/closing disclosures.
Federal Compliance - QM DTI: Unable to verify due to missing data from file.
Federal Compliance - QM Required Credit Report Not Provided to Evidence Debts: Unable to verify due to missing data from file.
Federal Compliance - QM Required Credit Report Not Provided to Evidence Debts: Unable to verify due to missing data from file.
Federal Compliance - TRID Closing Disclosure Status Test: Unable to verify due to missing Initial and Final CD from file.
Federal Compliance - Unknown Loan Designation Test: No guidelines provided.
Federal Compliance - Wages Documentation: Income documentation not in file
Federal Compliance - Wages Documentation: Income documentation not in file
Federal Compliance - Disbursement Date Missing: Evidence of disbursement date is not in file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery is not in file
Federal Compliance - (Missing Data) Flood Hazard Zone: Flood documentation is not in file
Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Unable to verify due to missing data from file.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Income documentation not in file
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Income documentation not in file
Federal Compliance - (Missing Data) Last Rate Set Date: Evidence of rate lock is not in file
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure not in file.
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to verify due to missing Note from file.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Unable to verify due to missing Final CD from file.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Unable to verify due to missing prior loan originator information in file.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: Evidence of appraisal delivery is not in file
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: Unable to verify due to missing Initial LE from file.	Federal Compliance - General Ability To Repay Provision Credit History: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Employment - W-2: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Employment - W-2: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Closing Disclosure Status Test: "High Cost Testing impact, therefore no SOL considerations.
For TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability."

Federal Compliance - Unknown Loan Designation Test: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																									Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		UTD	TILA ATR/QM	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866628	XX	XX	XX	XX	XX	IL	3/XX/2019	Primary	Refinance Rate/Term	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income Docs Missing:: Borrower: XX P&L Statement [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The 1008 shows that the Loan was AUS approved, the AUS was not provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866629	XX	XX	XX	XX	XX	KY	6/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/16/2019
Disaster End Date: 12/11/2021
Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, FLOODING, AND TORNADOES
Disaster Declaration Date: 12/12/2021
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866630	XX	XX	XX	XX	XX	FL	7/XX/2019	Primary	Purchase	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Application / Processing - Missing Document: Tax Certificate not provided
[3] Income Documentation - REO Documents are missing.: Address: 1XX Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXy // Employment Type: Employment / Income Type: Wages / Start Date: 01/16/2010
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	VVOE within 10 days of closing not provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866631	XX	XX	XX	XX	XX	XX	OH	9/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Note - Senior Lien not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: SS // Employment Type: Employment / Income Type: Wages / Start Date: 10/01/1990 [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The Verification of Employment is not dated within ten business days of closing. The VVOE was completed by the employer on 8/22/2019 which is not within 10 business days of closing.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866632	XX	XX	XX	XX	XX	XX	CT	12/XX/2019	Primary	UTD UTD	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: TROPICAL STORM IRENE
Disaster Declaration Date: 09/02/2011
Disaster End Date:  09/01/2011
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.
[3] Income Documentation - Income documentation requirements not met.
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Application / Processing - Missing Document: Approval not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	No approval, no initial or final 1003 to confirm if loan type and if any assets were required. No AUS or Approval provided to know if all conditions were not met. No approval, no initial or final 1003, employment status unknown, required employment documentation unknown.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2019 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Loan File - (Missing Doc) Incomplete loan images/file: File is missing critical loan documents for complete review. Missing initial/final signed dated applications, approval, 1008, credit report, appraisal and income/asset documentation.
Federal Compliance - Property Type Not Provided: Missing approval, and initial and final 1003 loan applications.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is missing.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866633	XX	XX	XX	XX	XX	NM	1/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The 1008 shows that the Loan was AUS approved, the AUS was not provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2019, prior to three (3) business days from transaction date of 01/XX/2019.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																									Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866634	XX	XX	XX	XX	XX	CA	11/XX/2018	Primary	Purchase	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $424,666.20 is less than Cash From Borrower $992,895.00.
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower:XX // Employment Type: Employment / Income Type: Wages / Start Date: 04/28/2008
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
														[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	VOE was not provided within the required timeframe	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1				2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866635	XX	XX	XX	XX	XX	XX	NY	10/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: HELOC Brochure is missing from the file.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement due to prepaid interest charges included.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date documentation is missing from file.
																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: An acknowledgement of receipt of the List of Homeownership Counseling Organizations to borrower was provided, but the actual Homeownership Counseling List is missing.		Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866636	XX	XX	XX	XX	XX	XX	FL	9/XX/2019	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[3] Income Documentation - REO Documents are missing.: Address: XXStatement
Statement
Statement
[3] Miscellaneous Compliance - Transaction Error:  Borrower is receiving cash back on a purchase loan.: Cash to Borrower:  $115,736.64
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Missing approval. Final 1003 reflects alimony $2,083.00 and child support $9,166.00 paid by the borrower. No divorce decree or child support order supporting these monthly obligations provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure is missing. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock is missing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866637	XX	XX	XX	XX	XX	CA	3/XX/2019	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller). [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	No guidelines provided. No guidelines provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided. REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations was not provided to borrower.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866638	XX	XX	XX	XX	XX	NY	12/XX/2018	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2018, prior to three (3) business days from transaction date of 12/XX/2018.	Federal Compliance - HELOC Fees Used For Testing: The Recording Fee listed on the Note is $75, however the recording fee listed on the HUD-1 Settlement Statement is $80.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866639	XX	XX	XX	XX	XX	XX	NC	1/XX/2020	Primary	Refinance Cash-out - Other	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [3] Closing / Title - Missing Document: Rider - PUD not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																						[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is missing.		Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
219866640	XX	XX	XX	XX	XX	XX	NY	11/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Fraud Report not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2019, prior to three (3) business days from transaction date of 11/XX/2019.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Missing addendum to HUD to confirm payoff of debt (xx) at closing.
Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure is missing from the file.
Federal Compliance - TILA HELOC - HELOC Brochure Missing: HELOC Brochure was not provided to borrower.
Federal Compliance - HELOC Fees Used For Testing: Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement due to prepaid interest charges and transfer tax fees included.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date Documentation Not Provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Borrower  was not provided with the List of Homeownership Counseling Organizations.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Subject loan transaction disbursement date of 11/XX/2019 is the same as the transaction date of 11/XX/2019.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866641	XX	XX	XX	XX	XX	GA	11/XX/2018	Primary	Purchase	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $314,239.08 is less than Cash From Borrower $423,374.00.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The Approval/ AUS/1008/Guidelines were not provided; Unable to determine how the loan was approved.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Loan File - (Missing Doc) Incomplete loan images/file: File is missing critical loan documents. Application, 1st mortgage documentation, approval and any required disclosures. Unable to determine lien position due to missing critical loan docs.
Miscellaneous Compliance - Alternate source used for application date: The compliance report captured the application date.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		UTD	Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866642	XX	XX	XX	XX	XX	CT	1/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/01/2020
Disaster End Date: 09/02/2021
Disaster Name: REMNANTS OF HURRICANE IDA
Disaster Declaration Date: 10/30/2021
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Note - Senior Lien not provided
[2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	The 1008 shows that the Loan was AUS approved, the AUS was not provided.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Loan File - (Missing Doc) Incomplete loan images/file: File is missing critical loan documents required for review. Missing Heloc agreement, Security Instrument and any riders, final HUD or closing statement for subject loan and credit report.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		UTD	Indeterminable	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
219866643	XX	XX	XX	XX	XX	XX	CA	12/XX/2019	Primary	Refinance Cash-out - Other	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXPaystubs, W-2 [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Note - Senior Lien not provided [2] Guideline Issue - Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Missing evidence of the Senior Lien. Loan file is missing the Latest Statement, HUD-1/CD, Note and/or Security Instrument for the Senior lien.	REVIEWER - GENERAL COMMENT (2023-03-20): Guidelines not provided.	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Federal FACTA Disclosure Timing Test: Disclosure is not in
Federal Compliance - TILA HELOC - HELOC Brochure Missing: Disclosure is not in file.
Federal Compliance - HELOC Fees Used For Testing: HUD in file includes daily interest and title fees that are not outlined in Agreement.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Disclosure is not in file.
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Disclosure is not in file.
Federal Compliance - (Missing Data) Last Rate Set Date: Disclosure is not in file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure is not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure not provided within 3 days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D